Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of current inventories

	2017	2016
	$	$

Gold and silver bullion	47,916	21,220
In-process inventory	11,464	8,365
Ore stock-pile inventory	55,498	15,874
Materials and supplies	91,567	59,232
	206,445	104,691